RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Note Payable to Related Party	$ 197	$ 193
Metaminds Technologies
Related Party Transaction [Line Items]
Amount payable to related party	0	196
Metaminds Global
Related Party Transaction [Line Items]
Amount payable to related party	0	317
Mondee Group LLC
Related Party Transaction [Line Items]
Amount payable to related party	0	203
Amount receivable from related party	38	0
Loan receivable from Related Party	0	22,054
Chief Executive Officer
Related Party Transaction [Line Items]
Note Payable to Related Party	197	193
Metaminds Software
Related Party Transaction [Line Items]
Amount payable to related party	$ 13	$ 0